Basis of Presentation and General Information (Details Narrative)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Formation Date	Jan. 16, 2007
In-the-water Fleet [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	20
Liquefied Natural Gas Carriers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	12
Neo Panamax Container Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	8
Neo Panamax Container Vessels Agreed to Be Sold [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	5
Expected delivery of the five vessels agreed to be sold	first quarter of 2025
LNG/Cs Under Construction [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	6
Dual-Fuel Medium Gas Carriers Under Construction [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	6
Handy Liquified CO2 Multi-Gas Carriers Under Construction [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	4
Fleet Under Construction [Member]
Property, Plant and Equipment [Line Items]
Expected delivery of the under-construction vessels	between the first quarter of 2026 and the third quarter of 2027